Net Income (Loss) Per Share (Tables)	3 Months Ended
Mar. 31, 2025
Net Income (Loss) Per Share [Abstract]
Schedule of Loss Per Share Attributable to Holders of Common Stock

The following table sets forth the computation of the numerator and denominator for the net income (loss) per share attributable to holders of common stock for the three months ended March 31, 2025 and 2024 (in thousands, except per share data):

	For the Three Months Ended March 31,
	2025	2024
Numerator:
Net income (loss) attributable to common stockholders	$51,832	$(4,472)
Declared dividends	(3,083)	(1,792)
Undeclared cumulative dividends	(372)	—
Accretion of temporary equity to redemption value	(107)	—
Undistributed net income (loss) attributable to common stockholders	$48,270	$(6,264)
Denominator:
Basic:
Weighted average shares outstanding – basic	64,463	59,425
Diluted:
Weighted average shares outstanding – basic	64,463	59,425
Effect of potentially dilutive securities
Preferred shares[1]	13,774	—
Incentive units outstanding prior to conversion to Common Stock at Merger[2]	3,642	—
Warrants outstanding prior to conversion to Common Stock at Merger[2]	1,200	—
Weighted average shares outstanding – diluted	83,079	59,425
Net income (loss) per share attributable to common stockholders
Basic	$0.75	$(0.11)
Diluted	$0.58	$(0.11)

1        If converted method

[2] Treasury stock method